Consolidated Schedule of Investments
January 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–50.58%(a)
Argentina–0.01%
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	$116,727
Australia–5.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(b)	AUD	83,500,000	52,148,144
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,000,000	10,209,805
			62,357,949
Austria–0.61%
Republic of Austria Government Bond, 0.85%, 06/30/2120(b)	EUR	14,845,000	6,454,535
Brazil–1.70%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	28,000,000	17,797,660
Canada–5.05%
Ontario Electricity Financial Corp.,
9.00%, 05/26/2025	CAD	26,500,000	18,574,889
8.50%, 05/26/2025	CAD	20,400,000	14,277,824
Province of Quebec, 5.35%, 06/01/2025	CAD	29,000,000	20,112,334
			52,965,047
Colombia–7.04%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	51,500,000,000	10,921,870
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	36,707,158
Series B, 9.25%, 05/28/2042	COP	105,700,000,000	20,014,768
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,406,567
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	4,778,240
			73,828,603
Egypt–2.36%
Egypt Government Bond,
0.00%, 09/30/2025(c)	EGP	250,000,000	4,258,636
23.85%, 07/02/2027	EGP	250,000,000	5,101,051
	Principal Amount		Value
Egypt–(continued)
Egypt Treasury Bills,
Series 364D, 0.00%, 03/18/2025(d)	EGP	240,000,000	$4,647,602
Series 364D, 0.00%, 04/01/2025(d)	EGP	166,675,000	3,195,654
Series 364D, 0.00%, 04/29/2025(d)	EGP	400,000,000	7,521,184
			24,724,127
France–1.32%
Credit Agricole S.A., 7.25%(b)(e)(f)	EUR	2,000,000	2,227,070
Electricite de France S.A., 7.50%(b)(e)(f)	EUR	3,000,000	3,442,468
French Republic Government Bond OAT, 0.50%, 05/25/2072(b)	EUR	23,240,000	8,141,630
			13,811,168
Germany–0.25%
Deutsche Bank AG, 8.13%(b)(e)(f)	EUR	2,400,000	2,669,858
Greece–1.20%
Eurobank S.A., 5.88%, 11/28/2029(b)(e)	EUR	2,500,000	2,814,313
Hellenic Republic Government Bond,
3.63%, 06/15/2035(b)	EUR	8,850,000	9,428,001
0.00%, 10/15/2042(c)	EUR	107,000,000	338,556
			12,580,870
India–1.05%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	11,067,332
Italy–0.50%
UniCredit S.p.A., 5.38%(b)(e)(f)	EUR	5,000,000	5,212,937
Ivory Coast–0.47%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	5,000,000	4,957,769
Mexico–1.46%
Mexican Bonos, Series M, 8.00%, 07/31/2053	MXN	410,000,000	15,380,673
Netherlands–0.40%
ABN AMRO Bank N.V., 4.38%(b)(e)(f)	EUR	4,000,000	4,160,909
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Romania–0.79%
Romanian Government International Bond, 5.13%, 09/24/2031(b)	EUR	8,300,000	$8,312,485
South Africa–7.71%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	38,784,461
Series 2040, 9.00%, 01/31/2040	ZAR	930,000,000	42,148,053
			80,932,514
Spain–4.88%
Spain Government Bond,
2.80%, 05/31/2026	EUR	26,000,000	27,154,298
1.45%, 10/31/2071(b)	EUR	20,725,000	10,841,517
Telefonica Europe B.V.,
2.88%(b)(e)(f)	EUR	7,400,000	7,524,765
7.13%(b)(e)(f)	EUR	5,000,000	5,729,274
			51,249,854
Supranational–1.39%
African Development Bank,
0.00%, 04/05/2046(c)	ZAR	600,000,000	3,588,242
0.00%, 01/17/2050(c)	ZAR	310,000,000	1,356,105
Corporacion Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	9,646,173
			14,590,520
United Kingdom–6.14%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	4,700,000	5,743,457
Lloyds Banking Group PLC, 8.50%(e)(f)	GBP	2,300,000	2,983,142
Nationwide Building Society, 5.75%(b)(e)(f)	GBP	2,200,000	2,681,659
United Kingdom Gilt, 3.50%, 10/22/2025(b)	GBP	43,000,000	52,979,698
			64,387,956
Uruguay–0.31%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	138,900,300	3,213,772
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $579,687,686)			530,773,265

U.S. Dollar Denominated Bonds & Notes–15.78%
Angola–0.21%
Angolan Government International Bond, 8.75%, 04/14/2032(b)		$2,500,000	2,225,459
Principal Amount		Value
Argentina–1.18%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)	$5,280,000	$3,998,723
3.50%, 07/09/2041(g)	7,000,000	4,446,620
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	2,500,000	2,455,625
YPF S.A., 8.50%, 07/28/2025(b)	1,487,000	1,494,428
		12,395,396
Brazil–0.75%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	2,280,000	2,287,752
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	5,970,000	5,611,884
		7,899,636
Chile–1.35%
AES Andes S.A., 6.35%, 10/07/2079(b)(e)	1,398,000	1,396,085
Banco de Credito e Inversiones S.A., 8.75%(b)(e)(f)	2,500,000	2,625,497
Banco del Estado de Chile, 7.95%(b)(e)(f)	1,450,000	1,507,421
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	2,165,000	2,130,577
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	6,785,000	6,461,016
		14,120,596
Colombia–0.76%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,306,260
7.75%, 02/01/2032	2,680,000	2,635,077
		7,941,337
Dominican Republic–0.29%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,975,000	3,007,204
Ecuador–0.17%
Ecuador Government International Bond, 5.50%, 07/31/2035(b)(g)	2,725,820	1,795,851
Egypt–0.33%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	3,490,000	3,477,641
France–0.76%
Electricite de France S.A., 9.13%(b)(e)(f)(h)	7,000,000	7,968,002
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Ghana–0.21%
Ghana Government International Bond, 5.00%, 07/03/2029(b)(g)	$2,500,000	$2,232,788
Hong Kong–0.21%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	2,200,000	2,193,812
India–0.60%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(b)	1,333,000	1,243,631
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)	5,000,000	5,094,927
		6,338,558
Iraq–0.09%
Iraq International Bond, 5.80%, 01/15/2028(b)	937,500	923,719
Ireland–0.37%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,401,001
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(c)	173,325	171,499
Series 119, 0.00%, 04/30/2025(b)(c)	184,397	182,455
Series 120, 0.00%, 04/30/2025(b)(c)	230,820	228,388
Series 122, 0.00%, 04/30/2025(b)(c)	202,230	200,099
Series 124, 0.00%, 04/30/2025(b)(c)	162,436	160,725
Series 126, 0.00%, 04/30/2025(b)(c)	181,710	179,796
Series 127, 0.00%, 04/30/2025(b)(c)	210,474	208,256
0.00%, 04/30/2025(b)(c)	165,187	163,447
		3,895,666
Israel–0.44%
Israel Government International Bond, 4.50%, 01/17/2033	5,000,000	4,650,894
Macau–0.54%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	3,520,000	3,522,693
Wynn Macau Ltd., 5.63%, 08/26/2028(b)	2,200,000	2,124,553
		5,647,246
Mexico–1.83%
Banco Mercantil del Norte S.A.,
8.38%(b)(e)(f)	2,500,000	2,508,643
8.75%(b)(e)(f)	2,500,000	2,490,038
Principal Amount		Value
Mexico–(continued)
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	$3,520,000	$2,955,097
CEMEX S.A.B. de C.V., 5.13%(b)(e)(f)	3,050,000	3,026,069
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	2,997,665	2,917,477
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)(h)	3,750,000	2,884,082
Petroleos Mexicanos, 6.88%, 08/04/2026	2,500,000	2,459,118
		19,240,524
Netherlands–0.20%
Prosus N.V., 3.26%, 01/19/2027(b)	2,200,000	2,099,342
Nigeria–0.47%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	5,000,000	4,922,712
Peru–0.27%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	2,885,000	2,866,825
Senegal–0.42%
Senegal Government International Bond,
7.75%, 06/10/2031(b)	2,500,000	2,293,466
6.25%, 05/23/2033(b)	2,500,000	2,065,549
		4,359,015
Serbia–0.16%
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade, 7.00%, 10/28/2029(b)	1,680,000	1,675,212
South Africa–0.45%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	5,000,000	4,686,357
Supranational–0.23%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	2,400,000	2,424,240
Switzerland–1.12%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(e)	333,000	333,404
Credit Suisse Group AG, 6.25%(b)(e)(f)(i)(j)	9,800,000	588,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Switzerland–(continued)
UBS Group AG, 6.88%(b)(e)(f)		$2,500,000	$2,517,075
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(e)		4,000,000	3,971,236
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(b)(e)		5,000,000	4,287,610
			11,697,325
Turkey–0.50%
Turkcell Iletisim Hizmetleri A.S., 5.80%, 04/11/2028(b)		2,800,000	2,731,094
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(b)		2,500,000	2,562,885
			5,293,979
United Kingdom–1.19%
abrdn PLC, 4.25%, 06/30/2028(b)		2,000,000	1,914,426
British Telecommunications PLC, 4.25%, 11/23/2081(b)(e)		4,400,000	4,287,108
NatWest Group PLC, 6.00%(e)(f)		2,000,000	2,002,494
Vodafone Group PLC, 3.25%, 06/04/2081(e)		4,400,000	4,268,998
			12,473,026
United States–0.29%
BP Capital Markets PLC, 4.88%(e)(f)(h)		1,500,000	1,449,262
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,540,108
			2,989,370
Uzbekistan–0.39%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		2,065,000	2,116,550
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(b)		2,000,000	2,009,129
			4,125,679
Total U.S. Dollar Denominated Bonds & Notes (Cost $176,760,594)			165,567,411

Asset-Backed Securities–7.91%
Alba PLC,
Series 2007-1, Class F, 8.10% (SONIA + 3.37%), 03/17/2039(a)(b)(k)	GBP	2,871,966	3,400,966
Series 2006-2, Class F, 8.10% (SONIA + 3.37%), 12/15/2038(a)(b)(k)	GBP	926,092	1,057,884
	Principal Amount		Value
Auburn 15 PLC,
Series E, 6.71% (SONIA + 2.00%), 07/20/2045(a)(b)(k)	GBP	870,000	$1,047,788
Series F, 7.21% (SONIA + 2.50%), 07/20/2045(a)(b)(k)	GBP	1,035,000	1,248,041
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 5.35% (SONIA + 0.62%), 06/15/2044(a)(b)(k)	GBP	4,000,000	4,711,916
Series 2007-2, Class B2, 8.85% (SONIA + 4.12%), 09/15/2044(a)(b)(k)	GBP	3,750,000	4,438,028
Eurosail PLC, Series 2007-4X, Class D1A, 6.60% (SONIA + 1.87%), 06/13/2045(a)(b)(k)	GBP	4,094,013	4,630,269
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.74% (SONIA + 1.01%), 03/13/2045(a)(b)(k)	GBP	2,500,000	2,689,196
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(b)(c)(l)	GBP	207,500,000	2,926,550
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 8.35% (SONIA + 3.62%), 10/15/2048(a)(b)(k)	GBP	3,129,741	3,807,233
Series 2007-1X, Class B2, 7.85% (SONIA + 3.12%), 04/15/2049(a)(b)(k)	GBP	1,891,506	2,208,336
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05% (SONIA + 3.32%), 03/13/2046(a)(b)(k)	GBP	6,580,280	7,821,867
Newgate Funding PLC,
Series 2006-2, Class CB, 3.11% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(b)(k)	EUR	1,412,749	1,345,589
Series 2007-2X, Class CB, 3.33% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(b)(k)	EUR	1,772,031	1,529,162
Series 2007-1X, Class CB, 3.32% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(b)(k)	EUR	1,037,130	926,447
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 3.72% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(b)(k)	EUR	5,941,090	5,618,004
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 9.23% (SONIA + 4.50%), 07/20/2053(a)(b)(k)	GBP	1,000,000	$1,243,102
Series 2024-GR6X, Class E, 8.23% (SONIA + 3.50%), 07/20/2053(a)(b)(k)	GBP	1,435,000	1,783,882
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 0.00% (SONIA + 3.25%), 04/20/2051(a)(b)(c)(k)	GBP	1,125,000	1,398,663
Sestante Finance S.r.l., Series 2005, Class C1, 3.59% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(b)(k)	EUR	9,700,000	6,664,904
IM Pastor 4, FTA, Series B, 3.03% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(b)(k)	EUR	3,800,000	2,816,342
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(j)		$10,843,617	10,301,436
0.00%, 12/31/2043(a)(c)(j)	ARS	117,222,368	105,956
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(c)(j)(l)	ARS	445,000,000	2,607,311
Hera Financing DAC,
Series 2024-1A, Class B, 0.00% (SONIA + 2.95%), 11/17/2034(a)(b)(c)(k)	GBP	2,333,000	2,909,989
Series 2024-1A, Class C, 0.00% (SONIA + 3.75%), 11/17/2034(a)(b)(c)(k)	GBP	1,333,000	1,665,096
Series 2024-1A, Class A, 0.00% (SONIA + 1.90%), 11/17/2034(a)(b)(c)(k)	GBP	1,667,000	2,075,821
Total Asset-Backed Securities (Cost $91,933,003)			82,979,778
U.S. Treasury Securities–7.58%
U.S. Treasury Bills–5.67%
4.23%, 05/29/2025(d)(m)		$59,512,181	59,526,354
U.S. Treasury Notes–1.91%
3.88%, 04/30/2025		19,978,371	19,978,843
Total U.S. Treasury Securities (Cost $79,490,552)			79,505,197
	Shares
Common Stocks & Other Equity Interests–6.24%
Argentina–6.24%
Banco BBVA Argentina S.A.		500,000	4,167,907
Shares		Value
Argentina–(continued)
Banco Macro S.A., Class B	950,000	$10,755,088
Grupo Financiero Galicia S.A., Class B	2,260,000	17,329,970
Grupo Financiero Galicia S.A., Rts., expiring 03/01/2025(n)	2,260,000	37,200
Pampa Energia S.A.(n)	1,450,000	5,829,307
YPF S.A., ADR(n)	70,000	2,762,900
YPF S.A., Class D(n)	547,500	24,550,130
Total Common Stocks & Other Equity Interests (Cost $27,596,389)		65,432,502
Principal Amount
Commercial Paper–0.12%
Argentina–0.12%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(d)(j)	276,781	277,316
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(d)(j)	326,711	327,701
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(d)(j)	451,905	453,715
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(d)(j)	200,720	201,647
Total Commercial Paper (Cost $1,256,117)		1,260,379
Shares
Money Market Funds–3.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(o)(p)	12,639,419	12,639,419
Invesco Treasury Portfolio, Institutional Class, 4.29%(o)(p)	23,473,207	23,473,207
Total Money Market Funds (Cost $36,112,626)		36,112,626

Options Purchased–3.94%
(Cost $51,529,134)(q)		41,378,836
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.59% (Cost $1,044,366,101)		1,003,009,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.47%
Invesco Private Government Fund, 4.35%(o)(p)(r)	1,365,898	1,365,898
Invesco Private Prime Fund, 4.48%(o)(p)(r)	3,552,472	3,553,538
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,919,436)		4,919,436
TOTAL INVESTMENTS IN SECURITIES—96.06% (Cost $1,049,285,537)		1,007,929,430
OTHER ASSETS LESS LIABILITIES–3.94%		41,365,701
NET ASSETS–100.00%		$1,049,295,131
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombia Peso
DAC	– Designated Activity Co.
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
MXN	– Mexican Peso
Rts.	– Rights
SONIA	– Sterling Overnight Index Average
UYU	– Uruguay Peso
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $404,564,803, which represented 38.56% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at January 31, 2025.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Non-income producing security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5	$54,483,636	$(41,844,222)	$-	$-	$12,639,419	$49,347
Invesco Treasury Portfolio, Institutional Class	-	101,183,895	(77,710,688)	-	-	23,473,207	90,814
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,165,492	6,137,438	(8,937,032)	-	-	1,365,898	24,937*
Invesco Private Prime Fund	10,866,263	11,009,200	(18,321,925)	501	(501)	3,553,538	68,459*
Total	$15,031,760	$172,814,169	$(146,813,867)	$501	$(501)	$41,032,062	$233,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(q)	The table below details options purchased.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,000,000	$3,570
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,000,000	2,091
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	60,000,000	256,563
EUR versus USD	Call	Deutsche Bank AG	04/24/2025	USD	1.09	EUR	12,500,000	753,166
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/03/2025	USD	1.14	EUR	100,000,000	369,522
USD versus CNH	Call	Goldman Sachs International	04/16/2025	CNH	7.65	USD	8,750,000	356,344
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.35	USD	50,000,000	747,100
Subtotal — Foreign Currency Call Options Purchased								2,488,356
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	02/26/2025	JPY	158.00	CHF	3,990,000	28,450
CHF versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/18/2025	JPY	170.00	CHF	60,000,000	173,066
CHF versus JPY	Put	J.P. Morgan Chase Bank, N.A.	04/07/2025	JPY	170.00	CHF	6,000,000	527,519
EUR versus JPY	Put	Merrill Lynch International	04/03/2025	JPY	158.00	EUR	3,200,000	426,559
EUR versus JPY	Put	Merrill Lynch International	04/07/2025	JPY	158.00	EUR	6,000,000	771,583
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	05/13/2025	NOK	11.50	EUR	3,750,000	423,217
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	5,000,000	562,276
USD versus BRL	Put	Goldman Sachs International	04/30/2025	BRL	5.70	USD	3,000,000	2,382
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	50,000,000	196,100
USD versus BRL	Put	Goldman Sachs International	10/06/2025	BRL	5.75	USD	12,000,000	3,149,196
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	6.05	USD	90,000,000	3,099,060
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/30/2025	BRL	5.70	USD	6,000,000	4,764
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	50,000,000	107,750
USD versus BRL	Put	Merrill Lynch International	05/22/2025	BRL	5.55	USD	1,750,000	262,428
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	15,000.00	USD	50,000,000	3,600
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	83.50	USD	80,000,000	5,520
USD versus JPY	Put	Goldman Sachs International	05/15/2025	JPY	140.00	USD	24,000,000	1,269,312
USD versus JPY	Put	Goldman Sachs International	07/22/2025	JPY	135.00	USD	30,000,000	1,397,250
USD versus JPY	Put	Merrill Lynch International	04/17/2025	JPY	143.00	USD	12,000,000	739,872
USD versus KRW	Put	Merrill Lynch International	06/03/2025	KRW	1,288.00	USD	4,000,000	54,824
USD versus MXN	Put	Goldman Sachs International	03/13/2025	MXN	18.25	USD	4,500,000	8,707
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	67,500,000	135
USD versus MXN	Put	Goldman Sachs International	09/12/2025	MXN	18.50	USD	4,500,000	366,048
USD versus MXN	Put	Goldman Sachs International	10/28/2025	MXN	18.00	USD	9,000,000	1,136,052
USD versus MXN	Put	Goldman Sachs International	11/25/2025	MXN	19.25	USD	4,000,000	645,112
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	04/24/2025	MXN	20.10	USD	4,000,000	334,256
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	5,000,000	414,435
USD versus MXN	Put	Merrill Lynch International	03/11/2025	MXN	18.00	USD	6,667,000	5,774
USD versus ZAR	Put	Deutsche Bank AG	04/04/2025	ZAR	17.50	USD	5,000,000	383,020
USD versus ZAR	Put	Goldman Sachs International	03/17/2025	ZAR	16.50	USD	50,000,000	2,500
USD versus ZAR	Put	Goldman Sachs International	03/19/2025	ZAR	16.25	USD	37,500,000	975
USD versus ZAR	Put	Goldman Sachs International	04/07/2025	ZAR	17.50	USD	3,300,000	268,198
USD versus ZAR	Put	Goldman Sachs International	07/15/2025	ZAR	18.25	USD	4,000,000	609,252
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/07/2025	ZAR	17.25	USD	4,000,000	244
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	03/12/2025	ZAR	17.75	USD	3,500,000	230,622
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	04/03/2025	ZAR	17.50	USD	4,000,000	300,780
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	04/10/2025	ZAR	17.50	USD	2,000,000	107,546
Subtotal — Foreign Currency Put Options Purchased								18,018,384
Total Foreign Currency Options Purchased								$20,506,740

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00%	Receive	SONIA	At Maturity	01/26/2026	GBP	400,000,000	$2,096,685
Interest Rate Risk
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	13,501,262
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,000,000	2,093,391
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.90	Pay	SOFR	Annually	01/29/2027	USD	38,335,000	3,180,758
Subtotal — Interest Rate Put Swaptions Purchased										18,775,411
Total Interest Rate Swaptions Purchased										$20,872,096

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
Euro-OAT	Put	02/21/2025	800	EUR	123.00	EUR	98,400,000	$(439,858)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	106.00%	Markit CDX North America High Yield Index, Series 43, Version 1	(5.00)%	Quarterly	03/19/2025	3.000%	USD	50,000,000	$(113,569)
J.P. Morgan Chase Bank, N.A.	Put	106.00	Markit CDX North America High Yield Index, Series 43, Version 1	(5.00)	Quarterly	03/19/2025	3.000	USD	50,000,000	(113,569)
Total Credit Default Swaptions Written										$(227,138)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	60,000,000	$(42,412)
GBP versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.35	GBP	1,500,000	(195,956)
USD versus BRL	Call	Goldman Sachs International	02/02/2026	BRL	7.00	USD	90,000,000	(2,614,410)
USD versus BRL	Call	Merrill Lynch International	05/22/2025	BRL	6.25	USD	17,500,000	(270,235)
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.65	USD	50,000,000	(349,900)
USD versus IDR	Call	Goldman Sachs International	03/24/2025	IDR	15,880.00	USD	50,000,000	(1,498,450)
USD versus JPY	Call	Goldman Sachs International	03/04/2025	JPY	154.00	USD	45,000,000	(606,960)
USD versus MXN	Call	Goldman Sachs International	10/06/2025	MXN	23.00	USD	6,000,000	(1,505,142)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	3,960,000	(3,707,689)
USD versus TRY	Call	Goldman Sachs International	06/09/2025	TRY	41.48	USD	20,000,000	(465,720)
USD versus TRY	Call	Goldman Sachs International	07/07/2025	TRY	41.50	USD	50,000,000	(1,643,950)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus TRY	Call	Goldman Sachs International	09/19/2025	TRY	50.00	USD	20,000,000	$(473,620)
USD versus TRY	Call	Goldman Sachs International	12/11/2025	TRY	48.50	USD	50,000,000	(2,495,100)
USD versus ZAR	Call	Deutsche Bank AG	01/06/2026	ZAR	20.00	USD	25,000,000	(945,125)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	18,750,000	(475,069)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	18,750,000	(480,281)
USD versus ZAR	Call	Goldman Sachs International	01/07/2026	ZAR	20.00	USD	16,490,000	(625,152)
Subtotal — Foreign Currency Call Options Written								(18,395,171)
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	60,000,000	(514,283)
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	5.60	USD	90,000,000	(1,176,480)
USD versus CNH	Put	Goldman Sachs International	01/13/2026	CNH	6.90	USD	50,000,000	(417,050)
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	14,400.00	USD	50,000,000	(600)
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	82.50	USD	80,000,000	(2,160)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	67,500,000	(67)
Subtotal — Foreign Currency Put Options Written								(2,110,640)
Total Foreign Currency Options Written								$(20,505,811)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.41%	SOFR	Receive	Annually	05/08/2025	USD	40,000,000	$(144,347)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(1,574,940)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	03/17/2025	EUR	80,000,000	(91,109)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.00	SOFR	Receive	At Maturity	01/31/2028	USD	100,000,000	(267,363)
2 Year Interest Rate Swap	Call	Merrill Lynch International	3.54	SOFR	Receive	Annually	01/26/2026	USD	375,000,000	(1,662,911)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.83	SOFR	Receive	Annually	04/03/2025	USD	60,000,000	(208,110)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.46	SOFR	Receive	Annually	01/30/2026	USD	200,000,000	(808,658)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SONIA	Receive	At Maturity	01/26/2026	GBP	400,000,000	(1,135,961)
Subtotal—Interest Rate Call Swaptions Written										(5,893,399)
Interest Rate Risk
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.17	SOFR	Pay	Annually	04/28/2025	USD	83,335,000	(518,090)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	180,000,000	(1,972,523)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	200,000,000	(4,789,599)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Pay	Annually	01/29/2027	USD	333,335,000	(3,664,645)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.50	SOFR	Pay	At Maturity	01/31/2028	USD	100,000,000	(483,395)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Pay	Semi-Annually	03/17/2025	EUR	80,000,000	(678,793)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	40,000,000	(4,817,190)
2 Year Interest Rate Swap	Put	Merrill Lynch International	4.54	SOFR	Pay	Annually	01/26/2026	USD	375,000,000	(1,401,506)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50%	6 Month EURIBOR	Pay	Semi-Annually	07/24/2025	EUR	337,495,000	$(1,781,411)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.08	SONIA	Pay	Annually	11/10/2025	GBP	90,000,000	(555,782)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.27	SOFR	Pay	Annually	03/03/2025	USD	150,000,000	(606,858)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.70	SONIA	Pay	At Maturity	01/26/2026	GBP	400,000,000	(635,989)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.23	SOFR	Pay	Annually	04/03/2025	USD	60,000,000	(242,017)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.46	SOFR	Pay	Annually	01/30/2026	USD	200,000,000	(847,732)
Subtotal—Interest Rate Put Swaptions Written										(22,995,530)
Total Interest Rate Swaptions Written										$(28,888,929)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,358	March-2025	$1,101,738,750	$1,127,448	$1,127,448
Short Futures Contracts
Interest Rate Risk
Euro-BTP	528	March-2025	(65,642,047)	1,442,715	1,442,715
Euro-OAT	246	March-2025	(31,486,636)	646,241	646,241
U.S. Treasury 5 Year Notes	25	March-2025	(2,659,766)	10,882	10,882
U.S. Treasury 10 Year Ultra Notes	26	March-2025	(2,895,750)	35,694	35,694
U.S. Treasury Ultra Bonds	239	March-2025	(28,314,031)	2,260,164	2,260,164
Subtotal—Short Futures Contracts				4,395,696	4,395,696
Total Futures Contracts				$5,523,144	$5,523,144

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	CHF	28,818,776	USD	33,191,577	$1,394,535
03/19/2025	BNP Paribas S.A.	JPY	102,748,649	USD	693,554	27,798
03/19/2025	Citibank, N.A.	EUR	117,838,000	USD	125,055,094	2,562,130
02/18/2025	Deutsche Bank AG	JPY	5,517,450,000	USD	36,600,000	968,157
03/19/2025	Deutsche Bank AG	HUF	9,027,943,772	USD	23,074,027	174,578
03/19/2025	Deutsche Bank AG	KRW	30,957,134,795	USD	21,697,659	418,046
03/19/2025	Deutsche Bank AG	PLN	86,635,378	USD	21,435,778	164,425
03/19/2025	Deutsche Bank AG	USD	18,144,693	TRY	699,677,500	649,966
03/19/2025	Deutsche Bank AG	ZAR	486,525,000	USD	26,000,000	54,217
04/03/2025	Deutsche Bank AG	CNY	195,786,250	USD	27,500,000	365,252
02/21/2025	Goldman Sachs International	CNY	272,505,600	USD	38,400,000	572,640
03/19/2025	Goldman Sachs International	CLP	3,805,267,382	USD	3,914,804	37,236
03/19/2025	Goldman Sachs International	INR	19,429,825,000	USD	230,000,000	6,523,257
03/19/2025	Goldman Sachs International	NZD	1,870,000	USD	1,094,107	38,557
03/19/2025	Goldman Sachs International	PEN	5,238,000	USD	1,408,973	3,668
03/19/2025	Goldman Sachs International	USD	33,078,239	CNY	239,635,000	145,183
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Goldman Sachs International	USD	12,512,647	THB	421,188,216	$27,093
03/26/2025	Goldman Sachs International	IDR	335,390,000,000	USD	22,000,000	1,487,052
06/17/2025	Goldman Sachs International	USD	6,000,000	COP	25,710,000,000	4,867
03/19/2027	Goldman Sachs International	INR	11,111,250,000	USD	125,000,000	3,323,284
02/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	357,080,732	USD	61,178,556	76,968
03/19/2025	J.P. Morgan Chase Bank, N.A.	CAD	82,060,000	USD	58,222,779	1,654,771
03/19/2025	J.P. Morgan Chase Bank, N.A.	CZK	521,445,493	USD	21,635,000	142,338
03/19/2025	J.P. Morgan Chase Bank, N.A.	EUR	5,775,000	USD	6,006,975	3,845
03/19/2025	J.P. Morgan Chase Bank, N.A.	INR	1,094,040,000	USD	12,842,805	259,444
03/19/2025	J.P. Morgan Chase Bank, N.A.	JPY	2,015,871,000	USD	13,114,888	53,115
03/19/2025	J.P. Morgan Chase Bank, N.A.	MXN	216,797,669	USD	10,492,500	98,752
04/22/2025	J.P. Morgan Chase Bank, N.A.	CNY	201,997,600	USD	28,000,000	6,984
02/04/2025	Merrill Lynch International	BRL	260,218,268	USD	44,633,586	106,542
02/04/2025	Merrill Lynch International	USD	44,281,474	BRL	260,218,268	245,569
02/14/2025	Merrill Lynch International	JPY	2,363,285,000	USD	15,500,000	244,842
03/06/2025	Merrill Lynch International	USD	21,550,118	BRL	127,317,000	58,621
03/19/2025	Merrill Lynch International	IDR	542,312,790,000	USD	34,043,490	862,466
03/19/2025	Merrill Lynch International	INR	3,082,681,000	USD	36,195,764	739,577
03/19/2025	Merrill Lynch International	MXN	1,167,282,997	USD	56,761,726	799,664
06/05/2025	Merrill Lynch International	KRW	14,070,000,000	USD	10,000,000	293,769
06/13/2025	Merrill Lynch International	AUD	40,000,000	USD	25,495,600	607,378
02/03/2025	Morgan Stanley and Co. International PLC	USD	20,500,000	COP	89,277,500,000	731,272
02/04/2025	Morgan Stanley and Co. International PLC	BRL	35,996,187	USD	6,174,197	14,738
02/04/2025	Morgan Stanley and Co. International PLC	USD	5,957,562	BRL	35,996,187	201,897
03/19/2025	Morgan Stanley and Co. International PLC	INR	1,365,277,550	USD	15,710,000	6,936
03/19/2025	Morgan Stanley and Co. International PLC	USD	81,907	COP	348,500,000	475
03/19/2025	Morgan Stanley and Co. International PLC	USD	1,317,033	EUR	1,275,000	8,333
04/02/2025	Morgan Stanley and Co. International PLC	MXN	517,924,631	USD	26,325,000	1,547,995
03/19/2025	Standard Chartered Bank PLC	ZAR	1,683,573,530	USD	93,696,873	3,913,956
04/03/2025	Standard Chartered Bank PLC	INR	2,325,400,000	USD	27,500,000	791,763
03/19/2025	UBS AG	AUD	101,295,058	USD	64,734,329	1,747,631
03/19/2025	UBS AG	GBP	132,141,493	USD	168,150,049	4,331,030
Subtotal—Appreciation						38,492,612
Currency Risk
03/19/2025	Barclays Bank PLC	JPY	2,413,854,600	USD	15,577,954	(62,542)
03/19/2025	Barclays Bank PLC	USD	6,037,069	INR	515,000,000	(113,674)
03/19/2025	Barclays Bank PLC	USD	6,184,864	NOK	68,915,000	(96,508)
03/19/2025	BNP Paribas S.A.	USD	208,760,695	JPY	30,927,479,374	(8,367,056)
04/22/2025	BNP Paribas S.A.	USD	28,000,000	CNY	201,810,280	(32,943)
03/19/2025	Citibank, N.A.	USD	61,605,964	EUR	58,050,602	(1,262,184)
02/28/2025	Deutsche Bank AG	JPY	1,148,501,700	CHF	6,570,000	(192,237)
03/19/2025	Deutsche Bank AG	USD	23,818,752	HUF	9,319,325,018	(180,213)
03/19/2025	Deutsche Bank AG	USD	31,975,000	INR	2,728,043,050	(597,765)
03/19/2025	Deutsche Bank AG	USD	42,732,773	KRW	60,968,983,780	(823,327)
03/19/2025	Deutsche Bank AG	USD	21,751,152	PLN	87,910,000	(166,845)
03/19/2025	Deutsche Bank AG	USD	39,064,468	ZAR	720,000,000	(667,748)
04/03/2025	Deutsche Bank AG	USD	27,500,000	INR	2,325,940,650	(785,554)
03/19/2025	Goldman Sachs International	CNY	44,785,000	USD	6,181,939	(27,133)
03/19/2025	Goldman Sachs International	COP	380,949,459,750	USD	85,956,240	(4,096,502)
03/19/2025	Goldman Sachs International	THB	416,259,603	USD	12,366,228	(26,776)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Goldman Sachs International	USD	32,401,441	CLP	31,494,849,197	$(308,188)
03/19/2025	Goldman Sachs International	USD	22,096,168	CZK	522,747,172	(549,854)
03/19/2025	Goldman Sachs International	USD	115,000,000	INR	9,719,225,000	(3,212,027)
03/19/2025	Goldman Sachs International	USD	2,387,604	NZD	4,080,788	(84,140)
03/19/2025	Goldman Sachs International	ZAR	291,679,000	USD	15,500,000	(54,884)
04/02/2025	Goldman Sachs International	USD	26,325,000	MXN	519,392,250	(1,477,785)
05/19/2025	Goldman Sachs International	JPY	5,360,592,000	USD	34,800,000	(171,315)
06/17/2025	Goldman Sachs International	COP	25,860,000,000	USD	6,000,000	(39,901)
07/24/2025	Goldman Sachs International	JPY	3,773,640,000	USD	24,600,000	(193,467)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(6,632,880)
03/19/2025	HSBC Bank USA	USD	2,006,962	CAD	2,835,250	(52,484)
02/04/2025	J.P. Morgan Chase Bank, N.A.	USD	61,209,425	BRL	357,080,732	(107,837)
03/19/2025	J.P. Morgan Chase Bank, N.A.	CLP	5,430,000,000	USD	5,434,783	(98,388)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	3,570,436	CAD	5,032,222	(101,477)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	15,302,923	CHF	13,800,000	(76,767)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	12,731,717	EUR	12,000,000	(257,680)
04/07/2025	J.P. Morgan Chase Bank, N.A.	ZAR	209,323,360	USD	11,080,000	(65,021)
04/09/2025	J.P. Morgan Chase Bank, N.A.	JPY	1,042,650,000	CHF	6,000,000	(135,907)
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	21,134,400	GBP	17,000,000	(63,980)
02/04/2025	Merrill Lynch International	BRL	193,767,323	USD	32,505,564	(650,778)
02/04/2025	Merrill Lynch International	USD	33,235,678	BRL	193,767,323	(79,335)
03/06/2025	Merrill Lynch International	BRL	260,218,000	USD	44,045,404	(119,813)
03/19/2025	Merrill Lynch International	CLP	22,170,500,000	USD	22,183,810	(407,931)
03/19/2025	Merrill Lynch International	USD	25,950,933	EUR	24,840,000	(129,677)
03/19/2025	Merrill Lynch International	USD	34,041,923	IDR	542,287,839,200	(862,426)
03/19/2025	Merrill Lynch International	USD	30,071,696	INR	2,561,113,125	(614,446)
03/19/2025	Merrill Lynch International	USD	20,340,934	MXN	418,303,450	(286,565)
04/09/2025	Merrill Lynch International	JPY	1,559,952,000	EUR	9,600,000	(141,871)
04/21/2025	Merrill Lynch International	JPY	3,524,880,000	USD	22,800,000	(124,757)
02/03/2025	Morgan Stanley and Co. International PLC	COP	89,277,500,000	USD	20,582,453	(648,819)
03/19/2025	Royal Bank of Canada	USD	25,814,320	AUD	40,000,000	(941,755)
03/19/2025	Standard Chartered Bank PLC	GBP	2,455,000	USD	3,030,198	(13,325)
03/19/2025	Standard Chartered Bank PLC	USD	14,890,256	ZAR	267,552,577	(622,004)
04/03/2025	Standard Chartered Bank PLC	USD	27,500,000	CNY	195,855,000	(355,724)
03/19/2025	UBS AG	USD	18,837,311	AUD	29,476,270	(508,550)
03/19/2025	UBS AG	USD	21,635,000	EUR	20,717,247	(99,358)
03/19/2025	UBS AG	USD	2,615,624	GBP	2,055,500	(67,370)
Subtotal—Depreciation						(37,857,493)
Total Forward Foreign Currency Contracts						$635,119

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Buy	(5.00)%	Quarterly	12/20/2029	3.000%	USD	50,000,000	$(4,144,082)	$(4,058,850)	$85,232
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.411	EUR	7,500,000	90,686	169,981	79,295
Subtotal - Appreciation								(4,053,396)	(3,888,869)	164,527
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2026	0.802%	USD	10,000,000	$(3,613)	$(34,870)	$(31,257)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.091	USD	5,000,000	160,000	13,285	(146,715)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.402	EUR	7,500,000	(63,729)	(173,023)	(109,294)
Markit iTraxx Europe Crossover Index, Series 42, Version 2	Buy	(5.00)	Quarterly	12/20/2029	2.877	EUR	74,000,250	(4,315,622)	(6,824,051)	(2,508,429)
Markit CDX Emerging Markets Index, Series 42, Version 1	Buy	(1.00)	Quarterly	12/20/2029	1.600	USD	15,000,000	431,696	383,655	(48,041)
Columbia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	1.998	USD	5,000,000	249,289	216,120	(33,169)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.763	USD	5,000,000	219,215	146,395	(72,820)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	1.772	USD	20,000,000	774,553	670,620	(103,933)
Subtotal - Depreciation								(2,548,211)	(5,601,869)	(3,053,658)
Total Centrally Cleared Credit Default Swap Agreements								$(6,601,607)	$(9,490,738)	$(2,889,131)

(a)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(8.54)%	Quarterly	05/27/2032	COP	13,500,000,000	$—	$31,593	$31,593
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	13,200,000	—	105,456	105,456
Pay	FBIL Overnight MIBOR	Semi-Annually	6.13	Semi-Annually	01/24/2027	INR	14,040,000,000	—	123,743	123,743
Receive	28 Day MXN TIIE	28 days	(8.94)	28 days	03/07/2035	MXN	460,000,000	—	139,246	139,246
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	1,460,000,000	—	173,344	173,344
Receive	COOVIBR	Quarterly	(8.49)	Quarterly	03/19/2035	COP	26,800,000,000	—	197,155	197,155
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	82,252,969	—	200,450	200,450
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	316,983,268	—	210,641	210,641
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	27,000,000,000	—	239,628	239,628
Receive	SOFR	Annually	(4.06)	Annually	02/03/2035	USD	61,400,000	—	245,389	245,389
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	—	262,702	262,702
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	16,400,000	—	311,285	311,285
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	09/06/2029	EUR	69,400,000	—	312,599	312,599
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	82,611,331	—	436,691	436,691
Pay	28 Day MXN TIIE	28 days	8.90	28 days	03/13/2030	MXN	2,062,000,000	3,057	459,413	456,356
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	646,753	646,753
Pay	28 Day MXN TIIE	28 days	9.42	28 days	03/13/2030	MXN	1,460,000,000	1,603	1,535,120	1,533,517
Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,163,999	2,163,999
Receive	SOFR	Annually	(3.66)	Annually	03/06/2035	USD	255,585,000	199,464	9,317,351	9,117,887
Subtotal — Appreciation								204,124	17,112,558	16,908,434
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.12%	Annually	12/06/2034	EUR	84,500,000	$—	$(2,144,997)	$(2,144,997)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	290,000,000	—	(1,379,724)	(1,379,724)
Pay	SOFR	Annually	3.77	Annually	12/12/2029	USD	88,400,000	—	(1,137,186)	(1,137,186)
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	141,000,000	—	(684,103)	(684,103)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	(657,393)	(657,393)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	—	(653,645)	(653,645)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	9,500,000,000	—	(629,362)	(629,362)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	141,000,000	—	(622,585)	(622,585)
Pay	TONAR	Annually	1.58	Annually	12/06/2044	JPY	4,350,000,000	—	(416,747)	(416,747)
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	86,064	(185,078)	(271,142)
Receive	6 Month EURIBOR	Semi-Annually	(1.25)	Annually	01/25/2075	EUR	63,600,000	56,329	(161,238)	(217,567)
Receive	6 Month EURIBOR	Semi-Annually	(2.62)	Annually	06/15/2035	EUR	8,310,000	—	(161,614)	(161,614)
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	2,062,000,000	—	(137,063)	(137,063)
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	161,807,673	—	(14,126)	(14,126)
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	115,000,000	—	(10,650)	(10,650)
Subtotal — Depreciation								142,393	(8,995,511)	(9,137,904)
Total Centrally Cleared Interest Rate Swap Agreements								$346,517	$8,117,047	$7,770,530

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	2.284%	EUR	15,000,000	$1,782,065	$1,920,703	$138,638
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	5.599	EUR	5,000,000	(270,837)	(133,547)	137,290
Subtotal—Appreciation									1,511,228	1,787,156	275,928
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.092	USD	24,585,577	(1,900,324)	(2,190,145)	(289,821)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.194	USD	19,883,846	(2,110,174)	(2,578,344)	(468,170)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 1	Sell	5.00	Quarterly	12/20/2029	0.602	EUR	32,485,667	6,495,413	6,491,202	(4,211)
Subtotal—Depreciation									2,484,915	1,722,713	(762,202)
Total Over-The-Counter Credit Default Swap Agreements									$3,996,143	$3,509,869	$(486,274)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $36,025,000.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$530,773,265	$—	$530,773,265
U.S. Dollar Denominated Bonds & Notes	—	164,979,411	588,000	165,567,411
Asset-Backed Securities	—	69,965,075	13,014,703	82,979,778
U.S. Treasury Securities	—	79,505,197	—	79,505,197
Common Stocks & Other Equity Interests	2,800,100	62,632,402	—	65,432,502
Commercial Paper	—	—	1,260,379	1,260,379
Money Market Funds	36,112,626	4,919,436	—	41,032,062
Options Purchased	—	41,378,836	—	41,378,836
Total Investments in Securities	38,912,726	954,153,622	14,863,082	1,007,929,430
Other Investments - Assets*
Futures Contracts	5,523,144	—	—	5,523,144
Forward Foreign Currency Contracts	—	38,492,612	—	38,492,612
Swap Agreements	—	17,348,889	—	17,348,889
	5,523,144	55,841,501	—	61,364,645
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(37,857,493)	—	(37,857,493)
Options Written	(439,858)	(49,621,878)	—	(50,061,736)
Swap Agreements	—	(12,953,764)	—	(12,953,764)
	(439,858)	(100,433,135)	—	(100,872,993)
Total Other Investments	5,083,286	(44,591,634)	—	(39,508,348)
Total Investments	$43,996,012	$909,561,988	$14,863,082	$968,421,082

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/25
Asset-Backed Securities	$13,006,825	$—	$—	$—	$—	$7,878	$—	$—	$13,014,703
Commercial Paper	—	1,235,276	—	20,841	—	4,262	—	—	1,260,379
U.S. Dollar Denominated Bonds & Notes	700,700	—	—	—	—	(112,700)	—	—	588,000
Total	$13,707,525	$1,235,276	$—	$20,841	$—	$(100,560)	$—	$—	$14,863,082
Invesco International Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 01/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Le Travenues Technology Pte. Ltd.	$2,163,265	Cost price adjusted by exchange rate Stock split ratio	Cost price Stock split ratio	N/A	509.36 400 for 1	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Security x		Valuation Service	N/A	N/A	N/A	(a)
Invesco International Bond Fund